February 27, 2014

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the form of Prospectus and Statement of Additional Information, dated October 21, 2013, for the Trust’s AdvisorShares YieldPro ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 84, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001144204-13-056114 on October 21, 2013.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Very truly yours,

/s/W. John McGuire

W. John McGuire